Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of fair values of financial instruments
	Fair Value Hierarchy
June 30, 2022	Level 1	Level 2	Level 3
Liabilities
Derivative liabilities	$-	$-	$4,423,725
Contingent liabilities	-	-	14,935,000
Total	$-	$-	$19,358,725

	Fair Value Hierarchy
December 31, 2021	Level 1	Level 2	Level 3
Liabilities
Derivative liabilities	$-	$-	$2,485,346
Contingent liabilities	-	-	11,313,000
Total	$-	$-	$13,798,346

	Fair Value Hierarchy			December 31,
December 31, 2021	Level 1	Level 2	Level 3	2020
Liabilities
Derivative liabilities	$-	$-	$2,485,346	$-
Contingent liabilities	-	-	11,313,000	-
Total	$-	$-	$13,798,346	$-

Schedule of roll forward of all liabilities measured at fair value
Derivative and Contingent Liabilities
Balance at December 31, 2021	$13,798,346
Change in fair value of contingent liabilities	3,622,000
Derivative liabilities issued pursuant to Unit Purchase Agreement	1,938,379
Balance at June 30, 2022	$19,358,725

Derivative and Contingent Liabilities
Balance at December 31, 2020	-
Derivative liabilities	$391,648
Extinguishment of debt obligations	(391,648)
Derivative liabilities - amended Unit Purchase Agreement (Note 6)	2,485,346
Initial valuation of contingent liabilities assumed on Somah acquisition[1]	9,926,000
Change in fair value	1,387,000
Balance at December 31, 2021	$13,798,346

[1]	Measured as at Somah acquisition date of July 31, 2020, see Note 2.